                    PREMIER ADVISERS -- ASSETMANAGER ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers -- AssetManager Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Government Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I

     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $50
(waived if Contract Value is $75,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


STANDARD DEATH BENEFIT                           CONTRACT YEARS 1-6     CONTRACT YEARS 7 AND LATER
---------------------------------------------   --------------------   ---------------------------
Mortality & Expense Risk Charge*.............          1.45%                      1.40%
Administrative Expense Charge................          0.15%                      0.15%
Total Annual Separate Account Charges........          1.60%                      1.55%



ENHANCED DEATH BENEFIT                           CONTRACT YEARS 1-6     CONTRACT YEARS 7 AND LATER
---------------------------------------------   --------------------   ---------------------------
Mortality & Expense Risk Charge*.............          1.60%                      1.40%
Administrative Expense Charge................          0.15%                      0.15%
Total Annual Separate Account Charges........          1.75%                      1.55%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.59% for the Subaccount investing in the Invesco Comstock Portfolio -- Class A; 0.96% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class A; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

..
UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.00%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++...................    0.56%       --             0.22%
 Invesco V.I. Government Securities Fund........    0.47%       --             0.21%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 Invesco Comstock Portfolio -- Class A..........    0.57%       --             0.02%
 Invesco Mid Cap Value Portfolio --
  Class A.......................................    0.65%       --             0.03%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --             0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A..........................    0.60%       --             0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............    0.57%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%       --             0.11%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...............................    0.50%       --           0.29%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++................... 0.01%            0.79%     0.01%           0.78%
 Invesco V.I. Government Securities Fund........   --             0.68%       --            0.68%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................   --             1.00%     0.06%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 Invesco Comstock Portfolio -- Class A..........   --             0.59%     0.02%           0.57%
 Invesco Mid Cap Value Portfolio --
  Class A....................................... 0.05%            0.73%     0.02%           0.71%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................   --             0.70%     0.01%           0.69%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.71%     0.10%           0.61%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.......................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................   --             0.38%     0.02%           0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A..........................   --             0.62%     0.02%           0.60%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............ 0.01%            0.86%     0.05%           0.81%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%       --            0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................   --             0.81%       --            0.81%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...............................   --             0.79%       --            0.79%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Comstock Fund++           Seeks capital growth and income           Invesco Advisers, Inc.
                                       through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund                                  current income and capital
                                       appreciation.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class A                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

            UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: T. Rowe Price Associates,
                                                                              Inc.
Western Asset Management Strategic     Seeks to maximize total return         Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of        Subadviser: Western Asset
 Class B                               capital.                               Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary          LLC
                                       objective.                             Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.        Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                         LLC
                                                                              Subadvisers: Western Asset
                                                                              Management Company; Western
                                                                              Asset Management Company
                                                                              Limited; Western Asset Management
                                                                              Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                       Seeks long-term capital appreciation   Morgan Stanley Investment
                                       by investing primarily in              Management Inc.
                                       growth-oriented equity securities of
                                       large-capitalization companies.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least

80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND AND TRUST NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                FORMER NAME                                     NEW NAME
------------------------------------------- -----------------------------------------------
MET INVESTORS SERIES TRUST                  BRIGHTHOUSE FUNDS TRUST I
 MFS(R) Emerging Markets Equity Portfolio    Met/Aberdeen Emerging Markets Equity Portfolio

METROPOLITAN SERIES FUND                    BRIGHTHOUSE FUNDS TRUST II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.     MORGAN STANLEY VARIABLE INSURANCE TRUST


                           PREMIER ADVISERS L ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class B
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Growth Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y

     The Multi Cap Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.80% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge*.............................................   1.80%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.95%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.10%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.60%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.13%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.22%
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.48%     0.25%            0.20%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.21%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.04%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.03%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B........................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........ 0.01%            0.79%     0.01%           0.78%
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.02%            0.95%     0.02%           0.93%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             0.93%       --            0.93%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --            0.66%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................   --             1.00%     0.06%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --            0.65%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%           0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.05%            0.73%     0.02%           0.71%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.13%     0.02%           1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................   --             0.83%     0.10%           0.73%
 MFS(R) Research International Portfolio --
  Class B........................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.70%     0.01%           0.69%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.71%     0.10%           0.61%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.96%     0.10%           0.86%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.62%       --            0.62%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.38%     0.02%           0.36%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%           0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --            0.88%
 Mid Cap Portfolio...............................   --             0.88%       --            0.88%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%       --             0.11%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................    0.50%       --             0.29%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.16%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................      --          0.80%       --              0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................      --          0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................      --          0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................      --          0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................      --          0.81%       --              0.81%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................      --          0.79%       --              0.79%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.83%     0.01%             0.82%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco V.I. Diversified Dividend      Seeks to provide reasonable current       Invesco Advisers, Inc.
 Fund -- Series II                     income and long-term growth of
                                       income and capital.
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive            Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap Value       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio                                 Current income is a secondary            LLC
                                           objective.                               Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

           UNDERLYING FUND                     INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High   Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                        LLC
                                                                             Subadvisers: Western Asset
                                                                             Management Company; Western
                                                                             Asset Management Company
                                                                             Limited; Western Asset Management
                                                                             Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, seeks income,
                                     but only when consistent with its
                                     primary objective.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                   FORMER NAME                                       NEW NAME
------------------------------------------------- ---------------------------------------------
MET INVESTORS SERIES TRUST                        BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio    Brighthouse/Aberdeen Emerging Markets Equity
                                                   Portfolio

METROPOLITAN SERIES FUND                          BRIGHTHOUSE FUNDS TRUST II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC            MORGAN STANLEY VARIABLE INSURANCE FUND, INC

                     PREMIER ADVISERS L (SERIES II) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers L (Series II) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class B
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Growth Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y

     The Multi Cap Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge*.............................................   1.70%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.00%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.50%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.25%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.13%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.22%
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.48%     0.25%            0.20%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.21%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.04%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.03%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B........................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........ 0.01%            0.79%     0.01%           0.78%
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.02%            0.95%     0.02%           0.93%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             0.93%       --            0.93%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --            0.66%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................   --             1.00%     0.06%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --            0.65%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%           0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.05%            0.73%     0.02%           0.71%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.13%     0.02%           1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................   --             0.83%     0.10%           0.73%
 MFS(R) Research International Portfolio --
  Class B........................................   --             0.99%     0.06%           0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.70%     0.01%           0.69%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.71%     0.10%           0.61%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.96%     0.10%           0.86%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.62%       --            0.62%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.38%     0.02%           0.36%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%           0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --            0.88%
 Mid Cap Portfolio...............................   --             0.88%       --            0.88%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%       --             0.11%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................    0.50%       --             0.29%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.16%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................      --          0.80%       --              0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................      --          0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................      --          0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................      --          0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................      --          0.81%       --              0.81%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................      --          0.79%       --              0.79%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.83%     0.01%             0.82%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco V.I. Diversified Dividend      Seeks to provide reasonable current       Invesco Advisers, Inc.
 Fund -- Series II                     income and long-term growth of
                                       income and capital.
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive            Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Large Cap Value       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio                                 Current income is a secondary            LLC
                                           objective.                               Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC

           UNDERLYING FUND                     INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High   Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                        LLC
                                                                             Subadvisers: Western Asset
                                                                             Management Company; Western
                                                                             Asset Management Company
                                                                             Limited; Western Asset Management
                                                                             Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, seeks income,
                                     but only when consistent with its
                                     primary objective.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                   FORMER NAME                                       NEW NAME
------------------------------------------------- ---------------------------------------------
MET INVESTORS SERIES TRUST                        BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio    Brighthouse/Aberdeen Emerging Markets Equity
                                                   Portfolio

METROPOLITAN SERIES FUND                          BRIGHTHOUSE FUNDS TRUST II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC            MORGAN STANLEY VARIABLE INSURANCE FUND, INC


                                      A-1